Structured entities (Tables)	12 Months Ended
Dec. 31, 2020
Structured entities [abstract]
Covered bond programme
Covered bond programme
	Fair value pledged mortgage loans
	2020	2019
Dutch Covered Bond Companies	20,157	24,297
	20,157	24,297